                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

                         EATON VANCE MUTUAL FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                October 31, 2003
                             Date of Fiscal Year End

                                 April 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2003

[GRAPHIC]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

[GRAPHIC]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND    AS OF APRIL 30, 2003

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[photo of Kiersten Christensen]
Kiersten Christensen
Portfolio Manager

- Most international markets continued the rise in April that began in mid-March. With the exceptions of Japan and southeast Asia, almost all countries and sectors rose, with little relation to company fundamentals. In Tax-Managed International Growth Portfolio, we continued the adjustment process we began at year-end to bring the Portfolio more in line with the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks.(1)

- In sectors such as consumer discretionary, consumer staples, and even industrials, we identified investment opportunities that we believe have the potential to provide future returns. We were very selective in adding to the information technology and telecom sectors, believing these areas to have less fundamental promise. Further, we rotated out of some of the Portfolio's best performing stocks, in utilities as well as other sectors, that we believed had become too expensive, and into those with better risk-reward potential.

- On a regional basis, Japan, Singapore, and Hong Kong holdings hurt performance, as they were impacted by the SARS epidemic, the long-term economic impact of which is still uncertain. In Japan, the situation was further exacerbated by mixed corporate earnings results and corporate-wide share sales in order to return portions of employee pension funds to the government.

THE FUND

     The Past Six Months

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of -2.06%, the result of a decrease in net asset value (NAV) to $5.22 on April 30, 2003, from $5.33 on October 31, 2002.(2)

- The Fund's Class B shares had a total return of -2.51% during the same period, the result of a decrease in NAV to $5.04 from $5.17.(2)

- The Fund's Class C shares had a total return of -2.33% during the same period, the result of a decrease in NAV to $5.04 from $5.16.(2)

- The Fund's Class D shares had a total return of -2.47% during the same period, the result of a decrease in NAV to $5.52 from $5.66.(2)

- For comparison, the MSCI EAFE Index had a return of 1.81% for the six months ended April 30, 2003.(1)

LARGEST GEOGRAPHIC CONCENTRATIONS* BY TOTAL NET ASSETS
-------------------------------------------------------------------------------
Europe                                      43%
United Kingdom                              25%
Japan                                       20%
Other                                       9%

*As of April 30, 2003. Concentrations are subject to change.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of April 30, 2003

PERFORMANCE(3)         CLASS A     CLASS B     CLASS C     CLASS D
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year               -28.59%     -29.31%     -29.21%     -29.23%
Five Years             -11.77      -12.47      -12.49        N.A.
Life of Fund+          -12.03      -12.72      -12.74      -24.34


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year               -32.73%     -32.85%     -29.92%     -32.77%
Five Years             -12.81      -12.82      -12.49        N.A.
Life of Fund+          -13.06      -12.90      -12.74      -25.78

+ Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98; Class D:3/15/01

TEN LARGEST HOLDINGS(4)  By total net assets

Vodafone Group PLC                 2.5%
Total Fina Elf SA                  2.4
BPAmoco PLC                        2.4
GlaxoSmithKline PLC                2.2
HSBC Holdings PLC                  2.0
Royal Bank of Scotland Group PLC   2.0
Novartis AG                        1.9
Nestle SA                          1.9
Royal Dutch Petroleum Co.          1.8
Nokia Oyj                          1.7

(1) It is not possible to invest directly in an Index. (2)These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, Class C, and Class D shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 20.8% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND    AS OF APRIL 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

Average Annual Total Returns
(For the period ended April 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -28.59%     -11.77%       -12.03%
Return After Taxes on Distributions   -28.49%     -11.72%       -11.98%
Return After Taxes on Distributions   -18.48%      -8.80%        -8.98%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -32.73%     -12.81%       -13.06%
Return After Taxes on Distributions   -32.63%     -12.76%       -13.01%
Return After Taxes on Distributions   -21.18%      -9.53%        -9.70%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -29.31%     -12.47%       -12.72%
Return After Taxes on Distributions   -29.21%     -12.43%       -12.68%
Return After Taxes on Distributions   -18.95%      -9.33%        -9.50%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -32.85%     -12.82%       -12.90%
Return After Taxes on Distributions   -32.74%     -12.78%       -12.86%
Return After Taxes on Distributions   -21.24%      -9.57%        -9.62%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -29.21%     -12.49%       -12.74%
Return After Taxes on Distributions   -29.11%     -12.44%       -12.69%
Return After Taxes on Distributions   -18.88%      -9.34%        -9.51%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -29.92%     -12.49%       -12.74%
Return After Taxes on Distributions   -29.81%     -12.44%       -12.69%
Return After Taxes on Distributions   -19.34%      -9.34%        -9.51%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -29.23%       N.A.        -24.34%
Return After Taxes on Distributions   -29.13%       N.A.        -24.26%
Return After Taxes on Distributions   -18.90%       N.A.        -18.72%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                      ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                   -32.77%       N.A.        -25.78%
Return After Taxes on Distributions   -32.67%       N.A.        -25.69%
Return After Taxes on Distributions   -21.20%       N.A.        -19.78%
and Sale of Fund Shares

Class A, Class B, andClass C commenced operations on 4/22/98. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net AssetValue (NAV)do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-------------------------------------------------------
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $79,141,738)         $  68,229,113
Receivable for Fund shares sold                 635,927
-------------------------------------------------------
TOTAL ASSETS                              $  68,865,040
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     147,905
Payable to affiliate for distribution
   and service fees                              12,923
Payable to affiliate for Trustees' fees             153
Accrued expenses                                 72,395
-------------------------------------------------------
TOTAL LIABILITIES                         $     233,376
-------------------------------------------------------
NET ASSETS                                $  68,631,664
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 197,357,918
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (117,771,314)
Accumulated net investment loss                 (42,315)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (10,912,625)
-------------------------------------------------------
TOTAL                                     $  68,631,664
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  23,899,360
SHARES OUTSTANDING                            4,580,093
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        5.22
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.22)       $        5.54
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $  25,429,602
SHARES OUTSTANDING                            5,042,521
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        5.04
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $  18,848,239
SHARES OUTSTANDING                            3,742,134
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        5.04
-------------------------------------------------------
Class D Shares
-------------------------------------------------------
NET ASSETS                                $     454,463
SHARES OUTSTANDING                               82,289
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        5.52
-------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $122,272)       $    896,181
Interest allocated from Portfolio               26,955
Expenses allocated from Portfolio             (443,837)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    479,299
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $        745
Distribution and service fees
   Class A                                      32,806
   Class B                                     133,832
   Class C                                      97,184
   Class D                                       2,315
Transfer and dividend disbursing agent
   fees                                        155,962
Registration fees                               41,540
Printing and postage                            27,320
Custodian fee                                    9,343
Legal and accounting services                    8,421
Amortization of organization expenses            7,162
Miscellaneous                                    4,984
------------------------------------------------------
TOTAL EXPENSES                            $    521,614
------------------------------------------------------

NET INVESTMENT LOSS                       $    (42,315)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(31,665,304)
   Foreign currency transactions               (11,559)
------------------------------------------------------
NET REALIZED LOSS                         $(31,676,863)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 30,075,529
   Foreign currency                             18,147
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 30,093,676
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (1,583,187)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (1,625,502)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (42,315) $     (1,299,361)
   Net realized loss                           (31,676,863)      (49,839,018)
   Net change in unrealized
      appreciation (depreciation)               30,093,676        17,848,554
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $     (1,625,502) $    (33,289,825)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     57,887,387  $     99,660,027
      Class B                                      944,585         6,656,199
      Class C                                    4,929,734        12,829,702
      Class D                                       43,066           627,992
   Cost of shares redeemed
      Class A                                  (61,529,729)     (111,874,505)
      Class B                                   (4,393,522)      (15,018,001)
      Class C                                   (7,508,131)      (18,860,399)
      Class D                                      (43,555)         (275,546)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (9,670,165) $    (26,254,531)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (11,295,667) $    (59,544,356)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     79,927,331  $    139,471,687
----------------------------------------------------------------------------
AT END OF PERIOD                          $     68,631,664  $     79,927,331
----------------------------------------------------------------------------

Accumulated net investment loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        (42,315) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS A
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.330           $ 7.350        $12.070        $12.160        $ 8.840           $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.008           $(0.044)       $(0.045)       $ 0.025        $ 0.016           $ 0.012
Net realized and unrealized
   gain (loss)                         (0.118)           (1.976)        (4.656)        (0.045)         3.304            (1.172)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.110)          $(2.020)       $(4.701)       $(0.020)       $ 3.320           $(1.160)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $(0.019)       $(0.070)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.019)       $(0.070)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.220           $ 5.330        $ 7.350        $12.070        $12.160           $ 8.840
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (2.06)%          (27.48)%       (39.01)%        (0.21)%        37.56%           (11.60)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $23,899           $27,929        $51,419        $84,136        $27,833           $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.17%(5)          1.82%          1.70%          1.62%          1.73%             1.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.17%(5)          1.82%          1.70%          1.62%          1.73%             1.95%(5)
   Net investment income
      (loss)                             0.31%(5)         (0.64)%        (0.46)%         0.19%          0.15%             0.25%(5)
Portfolio Turnover of the
   Portfolio                               68%              128%            31%(6)         --             --                --
Portfolio Turnover of the
   Fund(7)                                 --                --             90%            40%            60%               14%
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                               2.20%(5)
   Expenses after custodian
      fee reduction                                                                                                       2.18%(5)
   Net investment income                                                                                                  0.02%(5)
Net investment income per
   share                                                                                                               $ 0.001
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 (7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS B
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.170           $ 7.190        $11.880        $12.030        $ 8.810           $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.009)          $(0.092)       $(0.115)       $(0.073)       $(0.055)          $(0.039)
Net realized and unrealized
   gain (loss)                         (0.121)           (1.928)        (4.575)        (0.051)         3.275            (1.151)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.130)          $(2.020)       $(4.690)       $(0.124)       $ 3.220           $(1.190)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --        $(0.026)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $    --        $(0.026)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.040           $ 5.170        $ 7.190        $11.880        $12.030           $ 8.810
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (2.51)%          (28.10)%       (39.48)%        (1.05)%        36.55%           (11.90)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $25,430           $29,610        $50,444        $79,099        $26,498           $ 9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.92%(5)          2.57%          2.45%          2.38%          2.53%             2.72%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.92%(5)          2.57%          2.45%          2.38%          2.53%             2.70%(5)
   Net investment loss                  (0.36)%(5)        (1.38)%        (1.21)%        (0.56)%        (0.53)%           (0.80)%(5)
Portfolio Turnover of the
   Portfolio                               68%              128%            31%(6)         --             --                --
Portfolio Turnover of the
   Fund(7)                                 --                --             90%            40%            60%               14%
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                               2.95%(5)
   Expenses after custodian
      fee reduction                                                                                                       2.93%(5)
   Net investment loss                                                                                                   (1.03)%(5)
Net investment loss per share                                                                                          $(0.050)
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 (7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                               CLASS C
                                  --------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ------------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.160           $ 7.180        $11.860        $12.000        $ 8.800           $10.000
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.009)          $(0.091)       $(0.113)       $(0.077)       $(0.080)          $(0.055)
Net realized and unrealized
   gain (loss)                         (0.111)           (1.929)        (4.567)        (0.047)         3.280            (1.145)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.120)          $(2.020)       $(4.680)       $(0.124)       $ 3.200           $(1.200)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $    --        $(0.016)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $    --        $(0.016)       $    --           $    --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.040           $ 5.160        $ 7.180        $11.860        $12.000           $ 8.800
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (2.33)%          (28.13)%       (39.46)%        (1.05)%        36.36%           (12.00)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $18,848           $21,919        $37,263        $54,635        $14,470           $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.92%(5)          2.57%          2.45%          2.40%          2.71%             2.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.92%(5)          2.57%          2.45%          2.40%          2.71%             2.95%(5)
   Net investment loss                  (0.35)%(5)        (1.38)%        (1.20)%        (0.59)%        (0.78)%           (1.15)%(5)
Portfolio Turnover of the
   Portfolio                               68%              128%            31%(6)         --             --                --
Portfolio Turnover of the
   Fund(7)                                 --                --             90%            40%            60%               14%
------------------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
   Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                               3.20%(5)
   Expenses after custodian
      fee reduction                                                                                                       3.18%(5)
   Net investment loss                                                                                                   (1.38)%(5)
Net investment loss per share                                                                                          $(0.066)
------------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 (7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS D
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      ---------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.660           $ 7.870           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                   $(0.009)          $(0.088)          $(0.077)
Net realized and unrealized
   loss                                (0.131)           (2.122)           (2.053)
---------------------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.140)          $(2.210)          $(2.130)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 5.520           $ 5.660           $ 7.870
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (2.47)%          (28.08)%          (21.30)%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   454           $   468           $   346
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.92%(5)          2.57%             2.45%(5)
   Net investment loss                  (0.33)%(5)        (1.24)%           (1.42)%(5)
Portfolio Turnover of the
   Portfolio                               68%              128%               31%(6)
Portfolio Turnover of the
   Fund(7)                                 --                --                90%
---------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 (7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
   6). Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (74.0% at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $84,444,158 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361), October 31, 2008 ($3,231,701), October 31, 2009
   ($31,955,609) and October 31, 2010 ($49,131,487).

 D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization have been amortized on the straight-line basis over five years.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                           11,068,067        14,737,260
    Redemptions                                    (11,731,722)      (16,488,577)
    ----------------------------------------------------------------------------
    NET DECREASE                                      (663,655)       (1,751,317)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                              183,901         1,022,020
    Redemptions                                       (865,877)       (2,310,314)
    ----------------------------------------------------------------------------
    NET DECREASE                                      (681,976)       (1,288,294)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                              990,485         1,990,378
    Redemptions                                     (1,492,193)       (2,935,398)
    ----------------------------------------------------------------------------
    NET DECREASE                                      (501,708)         (945,020)
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    YEAR ENDED
    CLASS D                                   (UNAUDITED)       OCTOBER 31, 2002
    ----------------------------------------------------------------------------
    Sales                                                7,515            80,313
    Redemptions                                         (7,907)          (41,602)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                               (392)           38,711
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,798 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2003.

   Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended April 30, 2003, no significant amounts have been earned.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Class B and Class D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $100,374, $72,888 and $1,736 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2003, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At
   April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,686,000, $5,632,000 and $34,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2003 amounted to $32,806, $33,458, $24,296, and $579 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $56,000, $2,000 and $0 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $63,262,487 and $74,438,394, respectively, for the six months ended
   April 30, 2003.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.4%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Advertising -- 0.2%
-----------------------------------------------------------------
WPP Group PLC                                20,000   $   142,324
-----------------------------------------------------------------
                                                      $   142,324
-----------------------------------------------------------------
Aerospace and Defense -- 0.3%
-----------------------------------------------------------------
Singapore Technologies Engineering Ltd.     300,000   $   270,331
-----------------------------------------------------------------
                                                      $   270,331
-----------------------------------------------------------------
Airlines -- 0.4%
-----------------------------------------------------------------
Ryanair Holdings PLC(1)                      50,000   $   342,054
-----------------------------------------------------------------
                                                      $   342,054
-----------------------------------------------------------------
Apparel -- 0.6%
-----------------------------------------------------------------
Adidas-Salomon AG                             1,100   $    94,648
Burberry Group PLC                          120,000       501,531
-----------------------------------------------------------------
                                                      $   596,179
-----------------------------------------------------------------
Applications Software -- 0.3%
-----------------------------------------------------------------
Oracle Corp. Japan                            7,500   $   189,292
Satyam Computer Services ADR                 10,000        77,000
-----------------------------------------------------------------
                                                      $   266,292
-----------------------------------------------------------------
Auto and Parts -- 0.4%
-----------------------------------------------------------------
Toyoda Gosei Co., Ltd.                       20,000   $   356,364
-----------------------------------------------------------------
                                                      $   356,364
-----------------------------------------------------------------
Automobiles -- 1.9%
-----------------------------------------------------------------
DaimlerChrysler AG                            8,500   $   274,145
Honda Motor Co., Ltd.                         6,000       198,725
Nissan Motor Co., Ltd.                       30,000       230,169
Toyota Motor Co.                             40,000       905,584
Yamaha Motor Co., Ltd.                       20,000       148,918
-----------------------------------------------------------------
                                                      $ 1,757,541
-----------------------------------------------------------------
Banking -- 14.9%
-----------------------------------------------------------------
ABN Amro Holdings                            62,500   $ 1,056,015
Allied Irish Banks PLC                       75,789     1,162,982
Banco Bilbao Vizcaya Argentaria SA           20,200       203,340
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------

Banking (continued)
-----------------------------------------------------------------
Banco Santander Central Hispano SA           30,000   $   235,699
Bank of Ireland(1)                           60,000       733,212
Barclays PLC                                145,000     1,001,723
BNP Paribas SA                               12,000       563,268
Commonwealth Bank of Australia                8,900       151,545
Danske Bank A/S                               5,300       101,974
DBS Group Holdings Ltd.                      60,000       293,985
Deutsche Bank AG                              6,000       310,293
HBOS PLC                                     70,000       820,062
HSBC Holdings PLC                           171,780     1,882,022
Lloyds TSB Group PLC                        130,000       854,984
National Australia Bank Ltd.                 15,000       304,956
Royal Bank of Scotland Group PLC             70,000     1,835,910
Societe Generale                              4,400       269,090
Svenska Handelsbanken AB                     61,000       969,473
UBS AG                                       18,000       854,015
UniCredito Italiano SPA                      34,900       152,756
-----------------------------------------------------------------
                                                      $13,757,304
-----------------------------------------------------------------
Beverages -- 1.9%
-----------------------------------------------------------------
Diageo PLC                                   75,000   $   831,889
Heineken NV                                   5,500       204,211
Interbrew                                    15,000       334,800
SABMiller PLC                                25,000       172,211
Scottish & Newcastle PLC                     30,000       171,412
-----------------------------------------------------------------
                                                      $ 1,714,523
-----------------------------------------------------------------
Biotechnology -- 0.2%
-----------------------------------------------------------------
Lion Bioscience AG ADR(1)                    30,000   $   147,000
-----------------------------------------------------------------
                                                      $   147,000
-----------------------------------------------------------------
Broadcasting and Cable -- 1.0%
-----------------------------------------------------------------
British Sky Broadcasting Group PLC(1)        50,000   $   518,233
Capital Radio PLC                            60,000       441,117
-----------------------------------------------------------------
                                                      $   959,350
-----------------------------------------------------------------
Broadcasting and Publishing -- 0.6%
-----------------------------------------------------------------
Gruppo Editoriale L'Espresso SPA            150,000   $   589,918
-----------------------------------------------------------------
                                                      $   589,918
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Building Materials -- 0.8%
-----------------------------------------------------------------
CRH PLC                                      15,000   $   230,342
Lafarge SA                                    2,700       181,395
Sumitomo Osaka Cement Co., Ltd.             130,000       179,859
Taiheiyo Cement Corp.                       135,000       186,777
-----------------------------------------------------------------
                                                      $   778,373
-----------------------------------------------------------------
Business and Public Services -- 0.1%
-----------------------------------------------------------------
Sap AG                                        1,200   $   122,939
-----------------------------------------------------------------
                                                      $   122,939
-----------------------------------------------------------------
Business Services - Miscellaneous -- 0.4%
-----------------------------------------------------------------
Capita Group PLC                             43,800   $   177,459
Compass Group PLC                            40,000       184,118
-----------------------------------------------------------------
                                                      $   361,577
-----------------------------------------------------------------
Chemicals -- 1.1%
-----------------------------------------------------------------
Asahi Kasei Corp.                            39,000   $   106,280
BASF AG                                       3,400       151,662
Bayer AG                                      8,000       145,973
JSR Corp.                                    24,000       250,344
Shin-Etsu Chemical Co., Ltd.                 12,000       359,215
-----------------------------------------------------------------
                                                      $ 1,013,474
-----------------------------------------------------------------
Computer Software & Services -- 0.9%
-----------------------------------------------------------------
Maconomy A/S(1)                             743,000   $   837,636
-----------------------------------------------------------------
                                                      $   837,636
-----------------------------------------------------------------
Construction and Housing -- 0.2%
-----------------------------------------------------------------
Volker Wessels Stevin                        10,000   $   229,338
-----------------------------------------------------------------
                                                      $   229,338
-----------------------------------------------------------------
Consumer Electronics -- 2.2%
-----------------------------------------------------------------
Philips Electronics NV                       30,000   $   558,112
Pioneer Corp.                                20,000       400,805
Sharp Corp.                                  20,000       209,626
Yamaha Corp.                                 80,000       904,914
-----------------------------------------------------------------
                                                      $ 2,073,457
-----------------------------------------------------------------
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Consumer Products -- 0.2%
-----------------------------------------------------------------
Shimano Inc.                                 10,000   $   158,729
-----------------------------------------------------------------
                                                      $   158,729
-----------------------------------------------------------------
Data Processing and Reproduction -- 1.3%
-----------------------------------------------------------------
Canon, Inc.                                  30,000   $ 1,212,477
-----------------------------------------------------------------
                                                      $ 1,212,477
-----------------------------------------------------------------
Distribution / Wholesale -- 0.5%
-----------------------------------------------------------------
Li & Fung Ltd.                              400,000   $   448,773
-----------------------------------------------------------------
                                                      $   448,773
-----------------------------------------------------------------
Distribution / Wholesale / Retail -- 0.5%
-----------------------------------------------------------------
Esprit Holdings Ltd.                        225,000   $   441,400
-----------------------------------------------------------------
                                                      $   441,400
-----------------------------------------------------------------
Diversified Minerals -- 0.2%
-----------------------------------------------------------------
Anglo American PLC                           10,000   $   143,203
-----------------------------------------------------------------
                                                      $   143,203
-----------------------------------------------------------------
Drugs -- 9.8%
-----------------------------------------------------------------
Actelion Ltd.(1)                             16,000   $ 1,024,552
Altana AG                                     5,000       246,190
AstraZeneca PLC                              15,000       588,556
Aventis SA                                    8,000       406,313
Biovail Corp.(1)                             35,000     1,265,250
GlaxoSmithKline PLC                         100,674     2,017,714
Novartis AG                                  45,000     1,775,050
Roche Holding AG                             10,000       636,290
Shire Pharmaceuticals Group PLC(1)           50,000       321,248
Takeda Chemical Industries, Ltd.             20,000       732,853
-----------------------------------------------------------------
                                                      $ 9,014,016
-----------------------------------------------------------------
Electric Utilities -- 1.2%
-----------------------------------------------------------------
Iberdrola SA                                 15,000   $   241,558
International Power PLC(1)                   30,000        53,701
Scottish and Southern Energy PLC             80,000       822,140
-----------------------------------------------------------------
                                                      $ 1,117,399
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Electrical Equipment -- 0.7%
-----------------------------------------------------------------
Oki Electric Industry Co., Ltd.(1)          300,000   $   643,971
-----------------------------------------------------------------
                                                      $   643,971
-----------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.8%
-----------------------------------------------------------------
Olympus Optical Co., Ltd.                    30,000   $   519,453
Siemens AG                                   20,000       997,034
Yokogawa Electric Corp.                      14,000        99,782
-----------------------------------------------------------------
                                                      $ 1,616,269
-----------------------------------------------------------------
Energy Sources -- 4.2%
-----------------------------------------------------------------
BP Amoco PLC                                348,264   $ 2,206,970
Royal Dutch Petroleum Co.                    40,000     1,636,056
-----------------------------------------------------------------
                                                      $ 3,843,026
-----------------------------------------------------------------
Engineering and Construction -- 0.6%
-----------------------------------------------------------------
JGC Corp.                                    30,000   $   211,303
Vinci SA                                      5,500       358,152
-----------------------------------------------------------------
                                                      $   569,455
-----------------------------------------------------------------
Entertainment / Hotels -- 0.2%
-----------------------------------------------------------------
Hilton Group PLC                             60,000   $   146,719
-----------------------------------------------------------------
                                                      $   146,719
-----------------------------------------------------------------
Financial -- 0.1%
-----------------------------------------------------------------
Hong Kong Exchanges and Clearing Ltd.        86,000   $   100,346
-----------------------------------------------------------------
                                                      $   100,346
-----------------------------------------------------------------
Financial Services -- 2.1%
-----------------------------------------------------------------
Fortis                                       35,000   $   582,775
ING Groep NV                                 50,000       811,890
Nomura Securities Co., Ltd.                  59,200       586,242
-----------------------------------------------------------------
                                                      $ 1,980,907
-----------------------------------------------------------------
Food - Retail -- 0.7%
-----------------------------------------------------------------
Carrefour SA                                  8,000   $   347,924
Tesco PLC                                    90,000       284,808
-----------------------------------------------------------------
                                                      $   632,732
-----------------------------------------------------------------
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Food and Household Products -- 2.8%
-----------------------------------------------------------------
Nestle SA                                     8,500   $ 1,732,839
Parmalat Finanziaria SPA                    230,000       588,824
Yakult Honsha Co., Ltd.                      17,000       249,455
-----------------------------------------------------------------
                                                      $ 2,571,118
-----------------------------------------------------------------
Foods -- 0.5%
-----------------------------------------------------------------
Groupe Danone                                 3,000   $   424,526
-----------------------------------------------------------------
                                                      $   424,526
-----------------------------------------------------------------
Hotels -- 0.3%
-----------------------------------------------------------------
InterContinental Hotels Group PLC(1)         12,712   $    77,204
Shangri-La Asia Ltd.                        330,000       208,391
-----------------------------------------------------------------
                                                      $   285,595
-----------------------------------------------------------------
Household Durables -- 1.4%
-----------------------------------------------------------------
Nitori Co., Ltd.                             30,000   $ 1,315,613
-----------------------------------------------------------------
                                                      $ 1,315,613
-----------------------------------------------------------------
Household Durables / Appliances -- 0.5%
-----------------------------------------------------------------
Electrolux AB                                24,000   $   450,383
-----------------------------------------------------------------
                                                      $   450,383
-----------------------------------------------------------------
Household Products -- 0.9%
-----------------------------------------------------------------
Kao Corp.                                    25,000   $   455,937
L'Oreal SA                                    3,200       228,735
LVMH Moet Hennessy Louis Vuitton SA           3,500       152,725
-----------------------------------------------------------------
                                                      $   837,397
-----------------------------------------------------------------
Household Products / Food -- 1.4%
-----------------------------------------------------------------
Unilever PLC                                132,500   $ 1,302,374
-----------------------------------------------------------------
                                                      $ 1,302,374
-----------------------------------------------------------------
Industrial Automation -- 0.1%
-----------------------------------------------------------------
Elektrobit Group Oyj(1)                     152,200   $    61,148
-----------------------------------------------------------------
                                                      $    61,148
-----------------------------------------------------------------
Industrial Conglomerate -- 0.7%
-----------------------------------------------------------------
Man AG                                        5,400   $    98,351

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------

Industrial Conglomerate (continued)
-----------------------------------------------------------------
Sonae, S.G.P.S., SA(1)                    1,300,000   $   565,812
-----------------------------------------------------------------
                                                      $   664,163
-----------------------------------------------------------------
Insurance -- 3.2%
-----------------------------------------------------------------
Aegon NV                                     62,400   $   634,406
Assicurazione Generali SPA                   40,000       920,923
AXA Company                                  30,000       455,663
Swiss Reinsurance                            15,000       979,872
-----------------------------------------------------------------
                                                      $ 2,990,864
-----------------------------------------------------------------
Investment Services -- 0.3%
-----------------------------------------------------------------
Deutsche Boerse AG                            5,700   $   267,170
-----------------------------------------------------------------
                                                      $   267,170
-----------------------------------------------------------------
Machinery -- 1.9%
-----------------------------------------------------------------
Daikin Industries, Ltd.                      48,000   $   798,524
Komatsu Ltd.                                100,000       381,519
NTN Corp.                                    95,000       363,240
Schneider Electric SA                         4,200       198,831
-----------------------------------------------------------------
                                                      $ 1,742,114
-----------------------------------------------------------------
Medical Products -- 1.4%
-----------------------------------------------------------------
Given Imaging, Ltd.(1)                       40,000   $   318,400
QIAGEN NV(1)                                 45,000       283,950
Smith & Nephew PLC                          100,000       666,870
-----------------------------------------------------------------
                                                      $ 1,269,220
-----------------------------------------------------------------
Metals - Industrial -- 1.5%
-----------------------------------------------------------------
Arcelor(1)                                   11,000   $   124,479
BHP Billiton Ltd.                           120,000       678,597
Rio Tinto Ltd.                               30,000       596,399
-----------------------------------------------------------------
                                                      $ 1,399,475
-----------------------------------------------------------------
Multimedia -- 0.4%
-----------------------------------------------------------------
Promotora de Informaciones SA (Prisa)        45,000   $   341,496
-----------------------------------------------------------------
                                                      $   341,496
-----------------------------------------------------------------
Oil and Gas - Equipment and Services -- 4.5%
-----------------------------------------------------------------
Centrica PLC                                 37,700   $   100,172
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
-----------------------------------------------------------------
Fortum Oyj                                  110,000       789,347
Shell Transport & Trading Co. PLC            32,200   $   192,860
Tokyo Gas Co., Ltd.                         250,000       813,349
Total Fina Elf SA                            17,000     2,229,210
-----------------------------------------------------------------
                                                      $ 4,124,938
-----------------------------------------------------------------
Paper and Forest Products -- 0.5%
-----------------------------------------------------------------
Oji Paper Co. Ltd.                           35,000   $   132,358
Stora Enso Oyj                               15,000       167,400
UPM-Kymmene Oyj                              11,000       160,816
-----------------------------------------------------------------
                                                      $   460,574
-----------------------------------------------------------------
Pharmacies - Retail -- 1.5%
-----------------------------------------------------------------
Boots Group PLC                              17,200   $   157,380
Shoppers Drug Mart Corp.(1)                  75,000     1,246,863
-----------------------------------------------------------------
                                                      $ 1,404,243
-----------------------------------------------------------------
Publishing -- 0.8%
-----------------------------------------------------------------
Pearson PLC                                  40,000   $   333,395
Reed Elsevier PLC                            50,000       398,763
-----------------------------------------------------------------
                                                      $   732,158
-----------------------------------------------------------------
Real Estate -- 0.3%
-----------------------------------------------------------------
Henderson Land Development Co., Ltd.        100,000   $   248,107
-----------------------------------------------------------------
                                                      $   248,107
-----------------------------------------------------------------
Restaurants -- 0.0%
-----------------------------------------------------------------
Mitchells & Butlers PLC(1)                   12,712   $    43,072
-----------------------------------------------------------------
                                                      $    43,072
-----------------------------------------------------------------
Retail -- 2.2%
-----------------------------------------------------------------
Don Quijote Co., Ltd.                         8,000   $   726,480
Inditex                                      35,000       697,612
Marks & Spencer Group PLC                    42,000       195,674
Metro AG                                      3,700       102,776
Seven - Eleven Japan Co., Ltd.                3,000        71,441
The Daimaru, Inc.                            60,000       215,831
-----------------------------------------------------------------
                                                      $ 2,009,814
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 1.0%
-----------------------------------------------------------------
STMicroelectronics NV                        15,000   $   310,025
Taiwan Semiconductor SP ADR(1)               75,000       627,750
-----------------------------------------------------------------
                                                      $   937,775
-----------------------------------------------------------------
Semiconductor Equipment -- 0.7%
-----------------------------------------------------------------
Arm Holdings PLC(1)                         190,000   $   194,347
Rohm Co.                                      4,000       412,209
-----------------------------------------------------------------
                                                      $   606,556
-----------------------------------------------------------------
Telecommunication Equipment -- 1.6%
-----------------------------------------------------------------
Nokia Oyj                                    90,000   $ 1,522,670
-----------------------------------------------------------------
                                                      $ 1,522,670
-----------------------------------------------------------------
Telecommunications -- 8.5%
-----------------------------------------------------------------
Nippon Telegraph and Telephone Corp.            400   $ 1,401,979
NTT Mobile Communication Network, Inc.          600     1,237,632
Portugal Telecom, SGPS, SA                   50,000       357,678
Telecom Italia Mobile SPA                   300,000     1,417,543
Telecom Italia SPA                           83,000       677,574
Telefonica SA(1)                             40,000       442,382
Vodafone Group PLC                          922,954     1,821,762
Vodafone Group PLC ADR                       25,000       494,000
-----------------------------------------------------------------
                                                      $ 7,850,550
-----------------------------------------------------------------
Telecommunications - Services -- 2.2%
-----------------------------------------------------------------
BCE, Inc.                                    50,000   $   991,000
Elisa Oyj(1)                                 70,000       539,028
TeliaSonera AB(1)                           150,000       544,050
-----------------------------------------------------------------
                                                      $ 2,074,078
-----------------------------------------------------------------
Tobacco -- 0.3%
-----------------------------------------------------------------
Altadis SA                                   12,000   $   309,355
-----------------------------------------------------------------
                                                      $   309,355
-----------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------
East Japan Railway Co.                          185   $   837,666
MTR Corp. Ltd.                              135,000       145,402
-----------------------------------------------------------------
                                                      $   983,068
-----------------------------------------------------------------
SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Utilities - Electrical and Gas -- 2.4%
-----------------------------------------------------------------
E. ON AG                                     13,840   $   662,455
Endesa SA                                    18,000       255,318
National Grid Transco PLC                   100,000       656,881
Scottish Power PLC                          100,000       621,320
-----------------------------------------------------------------
                                                      $ 2,195,974
-----------------------------------------------------------------
Total Common Stocks
   (identified cost $95,117,084)                      $89,810,984
-----------------------------------------------------------------
Total Investments -- 97.4%
   (identified cost $95,117,084)                      $89,810,984
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                $ 2,418,268
-----------------------------------------------------------------
Net Assets -- 100.0%                                  $92,229,252
-----------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
--------------------------------------------------------------------
Australia                                         1.9%   $ 1,731,496
Belgium                                           1.0        917,575
Canada                                            3.8      3,503,113
Denmark                                           1.0        939,611
Finland                                           3.5      3,240,409
France                                            6.3      5,815,832
Germany                                           3.9      3,620,636
Hong Kong                                         1.7      1,592,418
India                                             0.1         77,000
Ireland                                           2.7      2,468,591
Israel                                            0.4        318,400
Italy                                             4.7      4,347,537
Japan                                            19.7     18,204,915
Luxembourg                                        0.1        124,479
Netherlands                                       6.2      5,724,003
Portugal                                          1.0        923,490
Singapore                                         0.6        564,316
South Africa                                      0.2        143,203
Spain                                             3.0      2,726,761
Sweden                                            2.1      1,963,906
Switzerland                                       7.6      7,002,617
Taiwan                                            0.7        627,750
United Kingdom                                   25.2     23,232,926
--------------------------------------------------------------------
TOTAL COMMON STOCKS                              97.4%   $89,810,984
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $95,117,084)                           $89,810,984
Cash                                          354,828
Foreign currency, at value (identified
   cost, $66,092)                              66,446
Receivable for investments sold             4,749,073
Dividends receivable                          391,773
Prepaid expenses                                  192
Tax reclaim receivable                        155,912
-----------------------------------------------------
TOTAL ASSETS                              $95,529,208
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 3,273,878
Payable to affiliate for Trustees' fees           581
Accrued expenses                               25,497
-----------------------------------------------------
TOTAL LIABILITIES                         $ 3,299,956
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $92,229,252
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $97,481,977
Net unrealized depreciation (computed on
   the basis of identified cost)           (5,252,725)
-----------------------------------------------------
TOTAL                                     $92,229,252
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $159,655)                              $  1,168,640
Interest                                        34,467
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,203,107
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    467,407
Trustees' fees and expenses                      3,271
Custodian fee                                   82,347
Legal and accounting services                   13,656
Miscellaneous                                      248
------------------------------------------------------
TOTAL EXPENSES                            $    566,929
------------------------------------------------------

NET INVESTMENT INCOME                     $    636,178
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(39,515,396)
   Foreign currency transactions               (14,417)
------------------------------------------------------
NET REALIZED LOSS                         $(39,529,813)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 37,478,408
   Foreign currency                             26,654
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 37,505,062
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (2,024,751)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (1,388,573)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        636,178  $        (11,212)
   Net realized loss                           (39,529,813)      (50,659,462)
   Net change in unrealized
      appreciation (depreciation)               37,505,062        16,097,067
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (1,388,573) $    (34,573,607)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     73,145,183  $    138,941,754
   Withdrawals                                 (75,446,965)     (147,966,444)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (2,301,782) $     (9,024,690)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (3,690,355) $    (43,598,297)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     95,919,607  $    139,517,904
----------------------------------------------------------------------------
AT END OF PERIOD                          $     92,229,252  $     95,919,607
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------
                                  (UNAUDITED)           2002        2001(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.22%(2)        1.20%         1.23%(2)
   Net investment income
      (loss)                             1.36%(2)       (0.01)%       (0.59)%(2)
Portfolio Turnover                         68%            128%           31%
-----------------------------------------------------------------------------
TOTAL RETURN(3)                         (1.68)%        (27.07)%          --
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $92,229         $95,920      $139,518
-----------------------------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed International Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 74.0% and 25.8% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended
   April 30, 2003, the advisory fee amounted to $467,407. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $60,032,020 and $62,320,388, respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 95,117,084
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,050,445
    Gross unrealized depreciation              (11,356,545)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,306,100)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Toni Y Shimura
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President

Kiersten Christensen
Vice President and
Portfolio Manager

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

     This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

038-6/03                                                                   IGSRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James L. O'Connor
      -----------------------
      James L. O'Connor
      Treasurer

Date: June 18, 2003

By:   /s/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President

Date: June 18, 2003